Average Annual Total Returns - Thrivent Small Cap Stock Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	S&P SmallCap 600® Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index(reflects no deduction for fees, expenses or taxes) 10 Years	Russell 2000® Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	22.69%	16.55%	11.88%	11.29%	12.37%	11.92%	19.96%	13.26%	11.20%